WCM International Equity Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.1%
	ARGENTINA — 0.8%
480	MercadoLibre, Inc.*	$725,741
	CANADA — 8.4%
34,420	Canadian National Railway Co.	4,532,331
8,990	Intact Financial Corp.	1,460,328
135,940	Ivanhoe Mines Ltd. - Class A*	1,621,726
		7,614,385
	DENMARK — 2.2%
15,430	Novo Nordisk A.S. - Class B	1,979,244
	FRANCE — 3.9%
10,550	Airbus S.E.	1,943,140
5,620	Sartorius Stedim Biotech	1,602,509
		3,545,649
	GERMANY — 3.8%
57,190	Evotec S.E.*	892,803
54,860	Hensoldt A.G.	2,571,063
		3,463,866
	HONG KONG — 2.4%
332,080	AIA Group Ltd.	2,229,593
	HUNGARY — 1.8%
62,760	Richter Gedeon Nyrt	1,592,132
	INDIA — 2.9%
46,990	HDFC Bank Ltd. - ADR	2,630,030
	INDONESIA — 2.0%
8,342,200	Telkom Indonesia Persero Tbk P.T.	1,825,761
	IRELAND — 4.4%
4,200	Accenture PLC - Class A	1,455,762
7,680	Aon PLC - Class A	2,562,970
		4,018,732
	JAPAN — 3.7%
13,495	Daikin Industries Ltd.	1,837,309
125,100	MonotaRO Co., Ltd.	1,499,911
		3,337,220

WCM International Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEXICO — 3.0%
68,480	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	$1,099,873
590,030	Megacable Holdings S.A.B. de C.V.	1,640,422
		2,740,295
	NETHERLANDS — 3.9%
2,120	Adyen N.V.*	3,586,320
	PERU — 3.0%
16,020	Credicorp Ltd.	2,714,269
	SINGAPORE — 4.3%
179,013	United Overseas Bank Ltd.	3,885,708
	SOUTH KOREA — 3.1%
46,850	Samsung Electronics Co., Ltd.	2,811,870
	SPAIN — 3.2%
237,495	Iberdrola S.A.	2,945,307
	SWEDEN — 3.1%
127,560	Sandvik A.B.	2,832,680
	SWITZERLAND — 4.8%
21,920	Alcon, Inc.	1,825,717
26,190	SGS S.A.	2,540,886
		4,366,603
	TAIWAN — 1.3%
242,960	Feng TAY Enterprise Co., Ltd.	1,199,484
	UNITED KINGDOM — 18.4%
57,440	AstraZeneca PLC - ADR	3,891,560
121,360	Compass Group PLC	3,558,239
537,260	Haleon PLC	2,258,757
27,350	London Stock Exchange Group PLC	3,275,924
128,770	Persimmon PLC	2,138,853
141,020	Wise PLC - Class A*	1,652,798
		16,776,131
	UNITED STATES — 11.7%
76,930	Baker Hughes Co.	2,577,155
17,850	Exxon Mobil Corp.	2,074,884
30,270	International Flavors & Fragrances, Inc.	2,602,917

WCM International Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
7,020	Mastercard, Inc. - Class A	$3,380,622
		10,635,578
	TOTAL COMMON STOCKS
	(Cost $76,132,134)	87,456,598
	SHORT-TERM INVESTMENTS — 3.9%
3,571,086	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 5.09%[1]	3,571,086
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,571,086)	3,571,086
	TOTAL INVESTMENTS — 100.0%
	(Cost $79,703,220)	91,027,684
	Other Assets in Excess of Liabilities — 0.0%	40,574
	TOTAL NET ASSETS — 100.0%	$91,068,258

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.